Share-Based Payment (Details) - Schedule of outstanding stock options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of outstanding stock options [Abstract]
Number of Options Outstanding Beginning Balance	8,100,221	8,345,000
Weighted Average Exercise Price Outstanding Beginning Balance (CAD)	$ 0.72	$ 1.06
Number of Options Granted	10,775,000	5,224,600
Weighted Average Exercise Price Granted (CAD)	$ 5.91	$ 0.65
Number of Options Exercised	(6,073,585)	(2,714,379)
Weighted Average Exercise Price Exercised (CAD)	$ 1.27	$ 0.75
Number of Options Forfeited	(251,225)	(1,860,000)
Weighted Average Exercise Price Forfeited (CAD)	$ 3.41	$ 1.1
Number of Options Expired	(3,678)	(895,000)
Weighted Average Exercise Price Expired (CAD)	$ 0.99	$ 0.96
Number of Options Outstanding, Ending Balance	12,546,733	8,100,221
Weighted Average Exercise Price Outstanding Ending Balance (CAD)	$ 5.06	$ 0.72
Number of Options Exercisable, Ending Balance	5,675,558	4,717,551
Weighted Average Exercise Price Exercisable, Ending Balance (CAD)	$ 4.57	$ 1.16